Other assets (Tables)	12 Months Ended
Dec. 31, 2016
Other assets
Schedule of other assets

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Input value-added tax recoverable for solar power plants (1)	—	196,543
Long-term deposits	—	27,433

Total	—	223,976

(1) As of December 31, 2015, input value-added tax recoverable for solar power plants was RMB 89,986 and was included in current assets (Refer to Note 9 Other current assets). As of December 31, 2016, input value-added tax recoverable for solar power plants was RMB 237,307, with RMB 196,543 included in non-current assets and RMB 40,764 in current assets (Refer to Note 9 Other current assets). The input value-added tax recoverable was classified as current and non-current assets based on management's best estimation of the expected utilization in the next twelve months as of the balance sheet date.